Related Party Transactions: Schedule of Related Party Payables (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Related Party Payables
Amount of Principal
Year	Payments Due
2014	$1,337,151
2015	-
2016	-
2017	-
2018	-
Thereafter	-
Total	$1,337,151